Staff Costs - Disclosure of Detailed Information About Employee Benefits Expense (Details) (Parenthetical) - NZD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Staff Costs
Restructure and transaction expenses	$ 29,400	$ 29,400	$ 29,400
Accural of warrant	$ 11,600	$ 11,600	$ 11,600
Exercise price of warrant	$ 0.37	$ 0.37	$ 0.37
Vesting percentage of outstanding shares	1.05%	1.05%	1.05%